Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Contract Amounts of Derivative Instruments

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Interest rate swap agreements	¥297,501	¥284,444	$3,427,036
Foreign currency contracts	138,283	211,249	2,545,169
Foreign currency options	29,143	3,555	42,831

Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet
		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet		Millions of Yen	U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap	Deferred income				Lease deposits
agreements	taxes and other	¥40	¥4	$48	and other	¥12	¥—	$—
Liability
Derivatives
Interest rate
swap	Accrued expenses				Deferred income
agreements	and other	¥10	¥73	$880	taxes and other	¥2,564	¥2,766	$33,325

Location and Fair Value Amounts of Derivatives not Designated as Hedging Instruments in Consolidated Balance Sheet
Derivatives not
designated as
hedging
instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap
agreements		¥—	¥—	$—
Foreign
currency	Deferred income
	taxes and other
contracts		356	1,497	18,036
Foreign
currency
options		128	20	241
Total		¥484	¥1,517	$18,277
Liability
derivatives
Interest rate
swap
agreements		¥46	¥72	$867		¥117	¥24	$289
Foreign
currency	Accrued expenses				Deferred income
	and other				taxes and other
contracts		4,076	3,087	37,193		347	477	5,747
Foreign
currency
options		426	64	771		—	—	—
Total		¥4,548	¥3,223	$38,831		¥464	¥501	$6,036

Total Fair Value Amounts of Derivatives

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2010	2011	2011
Total asset derivatives	¥536	¥1,521	$18,325
Total liability derivatives	¥7,586	¥6,563	$79,072

Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income

Derivatives designated as hedging instruments for the fourth quarter of the year ended March 31, 2009

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(165)	Interest expense	¥(13)	—	¥—

		Millions of Yen
		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest income	¥44	Interest expense	¥(92)

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest and dividend income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Thousands of U.S. Dollars
	Gain or (loss) recognized in accumulated OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(1,663)	Interest expense	$(1,530)	—	$—

	Millions of Yen
	Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

	Thousands of U.S. Dollars
	Gain or (loss) recognized in income on derivative		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	$819	Interest expense	$(1,084)

Location and Amount of Gains and Losses Related to Derivatives not Designated as Hedging Instruments Reported in Consolidated Statements of Income

	Gain or (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2009	2010	2011	2011
Interest rate swap agreements	Other, net	¥291	¥(74)	¥67	$807
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(3,072)	(472)	2,000	24,097
Foreign currency options	Foreign currency exchange (gain) loss, net	(570)	1,145	254	3,060

Total		¥(3,351)	¥599	¥2,321	$27,964